Share based payments - Equity incentive plan - Non-vested share awards (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of Shares
Non-vested, December 31, 2012	58,335
Granted	222,000
Non-vested, June 30, 2013	280,335
Weighted Average Fair Value
Non-vested, December 31, 2012	$ 10.08
Granted	$ 2.71
Non-vested, June 30, 2013	$ 5.93